UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   3G Capital Partners Ltd.
                      --------------------------------------

              Address:  c/o 3G Capital Inc.
                        600 Third Avenue, 37th Floor
                        -------------------------------
                        New York, NY  10016
                        ------------------------

FORM 13F FILE NUMBER: 28-  12896
                           -----

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           ----------------
Title:     Director
           ---------
Phone:     (212) 893-6727
           --------------

Signature, Place, and Date of Signing:

/s/ Bernardo Piquet                 New York, NY               August 14, 2012
----------------------             --------------             -----------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       20
---------------------------------------       --


Form 13F Information Table Value Total:       $448,278 (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                            3G Capital Partners Ltd.
                           Form 13F Information Table
                                  June 30, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ALPHA NATURAL RESOURCES INC   COM        02076X102    $2,291     262,994  SH        SOLE                 262,994
ANADARKO PETE CORP            COM        032511107   $29,540     446,219  SH        SOLE                 446,219
APPLE INC                     COM        037833100   $22,302      38,189  SH        SOLE                  38,189
BANCO BRADESCO SA           SP ADR
                            PFD NEW      059460303      $159      10,717  SH        SOLE                  10,717
BRF-BRASIL FOODS SA         SPONSORED
                              ADR        10552T107       $76       5,022  SH        SOLE                   5,022
DELPHI AUTOMOTIVE PLC         SHS        G27823106   $52,911   2,074,960  SH        SOLE               2,074,960
GOLDMAN SACHS GROUP INC       COM        38141G104   $29,833     311,213  SH        SOLE                 311,213
GOOGLE INC                    CL A       38259P508   $51,910      89,489  SH        SOLE                  89,489
HUMANA INC                    COM        444859102   $33,820     436,731  SH        SOLE                 436,731
KKR & CO LP DEL             COM UNITS    48248M102    $4,015     311,494  SH        SOLE                 311,494
LIBERTY MEDIA CORPORATION   LIB CAP
                              COM A      530322106    $7,305      83,098  SH        SOLE                  83,098
LOWES COS INC                 COM        548661107   $34,931   1,228,223  SH        SOLE               1,228,223
NEWELL RUBBERMAID INC         COM        651229106   $34,201   1,885,377  SH        SOLE               1,885,377
NIELSEN HOLDINGS N V          COM        N63218106      $747      28,499  SH        SOLE                  28,499
SIGNET JEWELERS LIMITED       SHS        G81276100   $23,434     532,473  SH        SOLE                 532,473
SIRIUS XM RADIO INC           COM        82967N108   $34,668  18,739,395  SH        SOLE              18,739,395
TIME WARNER CABLE INC         COM        88732J207   $40,441     492,584  SH        SOLE                 492,584
VALE S A                      ADR        91912E105      $169       8,539  SH        SOLE                   8,539
WILLIAMS SONOMA INC           COM        969904101   $34,298     980,775  SH        SOLE                 980,775
SPDR SERIES TRUST             S&P
                            RETAIL ETF   78464A954   $11,227     190,000      PUT   SOLE                 190,000




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